Derivative Financial Instruments - Gain on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of gain on derivatives
Total gain on derivatives		$ (1,512)	$ (9,646)
Interest rate swaps held for trading
Analysis of gain on derivatives
Realized loss/(gain) on derivatives held for trading		(1,535)	3,175
Unrealized (gain)/loss on interest rate swaps held for trading	$ 0	88	$ (12,821)
Forward foreign exchange contracts held for trading
Analysis of gain on derivatives
Realized loss/(gain) on derivatives held for trading		$ (65)